Operating Leases and Obligations Related to Finance Leases - Finance Lease Obligation (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Finance Lease, Liability, Gross		$ 0	$ 140,811
Obligations related to finance leases		0	139,599
Less: current portion		0	(20,517)
Long-term obligations related to finance leases		0	119,082
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 10)		0	0	$ 288,108
February 2022 Sale Leaseback
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Cost of Repurchase	$ 137,000
Finance Lease Obligations
Lessee, Lease, Description [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net		$ 0	$ (1,212)